UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

September 30, 2017

MHT-QTLY-1117
1.951037.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
		Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.1%
Gentex Corp.		485,800	$9,618,840
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)		57,800	3,706,136
DineEquity, Inc.		187,602	8,063,134
Dunkin' Brands Group, Inc.		124,100	6,587,228
Marriott International, Inc. Class A		38,700	4,267,062
			22,623,560
Media - 3.0%
Comcast Corp. Class A		6,536,300	251,516,824
Interpublic Group of Companies, Inc.		1,219,300	25,349,247
Omnicom Group, Inc.		155,900	11,547,513
The Walt Disney Co.		419,200	41,320,544
Time Warner, Inc. (a)		442,777	45,362,504
Viacom, Inc. Class B (non-vtg.)		460,700	12,825,888
			387,922,520
Multiline Retail - 0.4%
Dollar General Corp.		274,700	22,264,435
Target Corp.		584,375	34,483,969
			56,748,404
Specialty Retail - 1.6%
L Brands, Inc.		1,220,700	50,793,327
Lowe's Companies, Inc. (a)		1,326,900	106,072,386
Ross Stores, Inc.		196,400	12,681,548
TJX Companies, Inc.		551,700	40,676,841
			210,224,102
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.		107,600	6,840,132

TOTAL CONSUMER DISCRETIONARY			693,977,558

CONSUMER STAPLES - 7.5%
Beverages - 2.2%
Coca-Cola European Partners PLC		237,900	9,901,398
Dr. Pepper Snapple Group, Inc.		366,700	32,441,949
Molson Coors Brewing Co. Class B		852,400	69,589,936
The Coca-Cola Co.		3,977,818	179,041,588
			290,974,871
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.		46,000	7,557,340
CVS Health Corp.		1,164,120	94,666,238
Kroger Co.		2,330,500	46,749,830
Wal-Mart Stores, Inc.		1,092,200	85,344,508
			234,317,916
Food Products - 0.5%
B&G Foods, Inc. Class A		413,300	13,163,605
Campbell Soup Co.		121,800	5,702,676
General Mills, Inc.		74,400	3,850,944
Kellogg Co.		97,600	6,087,312
Snyders-Lance, Inc.		156,100	5,953,654
The J.M. Smucker Co.		212,100	22,255,653
			57,013,844
Household Products - 1.6%
Procter & Gamble Co.(a)		2,252,300	204,914,254
Personal Products - 0.5%
Coty, Inc. Class A		1,345,900	22,247,727
Unilever NV (NY Reg.)		809,000	47,763,360
			70,011,087
Tobacco - 0.9%
Altria Group, Inc.		1,259,400	79,871,148
British American Tobacco PLC sponsored ADR		585,300	36,551,985
			116,423,133

TOTAL CONSUMER STAPLES			973,655,105

ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A		580,900	21,272,558
Nabors Industries Ltd.		808,900	6,527,823
National Oilwell Varco, Inc.		1,028,700	36,755,451
Oceaneering International, Inc.		1,095,530	28,779,573
Schlumberger Ltd.		595,807	41,563,496
			134,898,901
Oil, Gas & Consumable Fuels - 12.0%
Amyris, Inc. (b)(c)		509,579	1,630,653
Anadarko Petroleum Corp.		509,300	24,879,305
Apache Corp.		2,274,441	104,169,398
Cabot Oil & Gas Corp.		2,138,800	57,212,900
Cenovus Energy, Inc.		8,529,800	85,520,175
Chevron Corp.		2,058,935	241,924,863
ConocoPhillips Co.		5,090,080	254,758,504
Golar LNG Ltd.		976,574	22,080,338
Imperial Oil Ltd.		2,318,600	74,068,841
Kinder Morgan, Inc.		5,557,100	106,585,178
Legacy Reserves LP (b)		2,006,600	3,050,032
Phillips 66 Co.		134,700	12,339,867
Plains All American Pipeline LP		337,000	7,141,030
PrairieSky Royalty Ltd.		54,618	1,397,678
Suncor Energy, Inc.		6,762,600	237,009,415
Teekay LNG Partners LP		692,700	12,330,060
The Williams Companies, Inc.		6,564,557	197,002,356
Valero Energy Corp.		212,400	16,339,932
Williams Partners LP		2,580,191	100,369,430
			1,559,809,955

TOTAL ENERGY			1,694,708,856

FINANCIALS - 23.1%
Banks - 15.2%
Bank of America Corp. (a)		17,873,105	452,904,481
Citigroup, Inc. (a)		5,413,378	393,769,116
Cullen/Frost Bankers, Inc.		29,000	2,752,680
JPMorgan Chase & Co. (a)		4,242,649	405,215,406
M&T Bank Corp.		80,690	12,994,318
PNC Financial Services Group, Inc. (a)		836,224	112,697,908
Regions Financial Corp. (a)		4,044,700	61,600,781
SunTrust Banks, Inc.		2,801,500	167,445,655
U.S. Bancorp		2,488,239	133,344,728
Wells Fargo & Co.		4,457,299	245,820,040
			1,988,545,113
Capital Markets - 7.2%
Apollo Global Management LLC Class A		1,081,900	32,565,190
CBOE Holdings, Inc. (a)		311,100	33,483,693
Charles Schwab Corp. (a)		1,867,981	81,705,489
Goldman Sachs Group, Inc.		205,700	48,789,983
KKR & Co. LP		3,701,911	75,259,851
Morgan Stanley (a)		2,272,300	109,456,691
Northern Trust Corp.		1,529,051	140,565,658
Oaktree Capital Group LLC Class A		372,500	17,526,125
S&P Global, Inc.		352,100	55,036,751
State Street Corp. (a)		2,548,451	243,479,009
TD Ameritrade Holding Corp.		97,300	4,748,240
The Blackstone Group LP		2,710,500	90,449,385
			933,066,065
Insurance - 0.5%
Marsh & McLennan Companies, Inc.		565,907	47,428,666
MetLife, Inc.		383,900	19,943,605
			67,372,271
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.		1,320,364	24,677,603

TOTAL FINANCIALS			3,013,661,052

HEALTH CARE - 13.9%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (b)		503,900	70,692,131
Amgen, Inc.		1,189,019	221,692,593
Biogen, Inc. (b)		114,200	35,758,304
Gilead Sciences, Inc.		666,920	54,033,858
Intercept Pharmaceuticals, Inc. (b)		115,123	6,681,739
Shire PLC sponsored ADR		181,900	27,856,166
			416,714,791
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.		33,700	6,603,515
Boston Scientific Corp. (b)		973,900	28,408,663
Danaher Corp.		602,800	51,708,184
Fisher & Paykel Healthcare Corp.		695,247	6,417,821
Medtronic PLC		1,486,236	115,584,574
Meridian Bioscience, Inc.		153,537	2,195,579
ResMed, Inc.		200,500	15,430,480
Steris PLC		107,000	9,458,800
Zimmer Biomet Holdings, Inc.		392,800	45,992,952
			281,800,568
Health Care Providers & Services - 3.2%
Aetna, Inc.		128,400	20,416,884
Anthem, Inc.		378,200	71,812,616
Cardinal Health, Inc.		751,400	50,283,688
Cigna Corp.		387,800	72,495,332
Fresenius Medical Care AG & Co. KGaA sponsored ADR		308,200	15,067,898
Humana, Inc.		172,300	41,977,449
McKesson Corp.		490,647	75,368,286
Patterson Companies, Inc.		535,738	20,706,274
UnitedHealth Group, Inc.		237,900	46,592,715
			414,721,142
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.		172,500	11,074,500
Pharmaceuticals - 5.2%
Allergan PLC		158,500	32,484,575
AstraZeneca PLC sponsored ADR		1,099,400	37,247,672
Bayer AG		223,600	30,544,507
Bristol-Myers Squibb Co. (a)		1,042,800	66,468,072
Eisai Co. Ltd.		24,700	1,267,871
GlaxoSmithKline PLC sponsored ADR		4,837,600	196,406,560
Innoviva, Inc. (b)		421,900	5,957,228
Johnson & Johnson (a)		1,631,670	212,133,417
Novartis AG sponsored ADR		76,230	6,544,346
Sanofi SA		418,461	41,656,402
Teva Pharmaceutical Industries Ltd. sponsored ADR		3,144,084	55,335,878
			686,046,528

TOTAL HEALTH CARE			1,810,357,529

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.		170,500	35,051,390
Meggitt PLC		374,173	2,612,251
Rolls-Royce Holdings PLC		2,382,200	28,334,541
The Boeing Co. (a)		198,641	50,496,529
United Technologies Corp.		1,530,200	177,625,616
			294,120,327
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.		797,300	60,674,530
Expeditors International of Washington, Inc.		526,800	31,534,248
United Parcel Service, Inc. Class B		1,124,045	134,986,564
			227,195,342
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		193,500	9,237,690
Ritchie Brothers Auctioneers, Inc.		320,100	10,120,573
			19,358,263
Construction & Engineering - 0.1%
Fluor Corp.		186,000	7,830,600
Electrical Equipment - 0.6%
Acuity Brands, Inc.		118,600	20,313,808
AMETEK, Inc.		375,600	24,804,624
Hubbell, Inc. Class B		312,603	36,268,200
			81,386,632
Industrial Conglomerates - 2.2%
General Electric Co.		11,700,956	282,929,116
Machinery - 0.9%
Donaldson Co., Inc.		354,400	16,281,136
Flowserve Corp.		1,262,600	53,774,134
Snap-On, Inc.		136,400	20,324,964
Wabtec Corp. (c)		368,100	27,883,575
Zardoya Otis SA		16,919	187,168
			118,450,977
Professional Services - 0.4%
Intertrust NV		760,700	12,353,240
Nielsen Holdings PLC		857,500	35,543,375
			47,896,615
Road & Rail - 2.9%
CSX Corp. (a)		2,395,608	129,985,690
J.B. Hunt Transport Services, Inc. (a)		1,000,393	111,123,654
Norfolk Southern Corp.		469,334	62,064,728
Union Pacific Corp.		646,600	74,986,202
			378,160,274
Trading Companies & Distributors - 0.8%
Brenntag AG		46,800	2,606,068
Bunzl PLC		85,500	2,597,302
Fastenal Co.		760,700	34,672,706
Howden Joinery Group PLC		394,000	2,275,508
MSC Industrial Direct Co., Inc. Class A		120,900	9,136,413
W.W. Grainger, Inc. (c)		16,800	3,019,800
Watsco, Inc.		336,707	54,233,396
			108,541,193

TOTAL INDUSTRIALS			1,565,869,339

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)		5,920,533	199,107,525
Electronic Equipment & Components - 0.1%
Avnet, Inc.		200,400	7,875,720
Philips Lighting NV		196,000	7,910,929
			15,786,649
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (b)		251,209	244,607,227
Class C (b)		200,465	192,267,986
			436,875,213
IT Services - 3.7%
Accenture PLC Class A		248,200	33,524,374
Amdocs Ltd.		248,700	15,996,384
Cognizant Technology Solutions Corp. Class A		110,700	8,030,178
MasterCard, Inc. Class A (a)		749,500	105,829,400
Paychex, Inc.		2,254,841	135,200,266
Unisys Corp. (b)(c)		1,758,617	14,948,245
Visa, Inc. Class A		1,664,500	175,171,980
			488,700,827
Semiconductors & Semiconductor Equipment - 1.7%
Maxim Integrated Products, Inc.		304,200	14,513,382
Qualcomm, Inc.		3,809,000	197,458,560
United Microelectronics Corp. sponsored ADR		1,286,700	3,216,750
Xilinx, Inc.		128,700	9,115,821
			224,304,513
Software - 4.5%
Micro Focus International PLC		797,072	25,494,985
Microsoft Corp. (a)		6,337,517	472,081,641
Oracle Corp.		1,043,269	50,442,056
SAP SE sponsored ADR		362,700	39,770,055
			587,788,737
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (a)		2,255,460	347,611,495

TOTAL INFORMATION TECHNOLOGY			2,300,174,959

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.		1,056,100	37,132,476
DowDuPont, Inc.		429,885	29,760,939
LyondellBasell Industries NV Class A		755,600	74,842,180
Monsanto Co.		717,621	85,985,348
Potash Corp. of Saskatchewan, Inc.		3,294,400	63,419,345
PPG Industries, Inc.		48,400	5,259,144
The Scotts Miracle-Gro Co. Class A		70,100	6,823,534
W.R. Grace & Co.		398,000	28,715,700
			331,938,666
Containers & Packaging - 0.5%
Ball Corp.		832,200	34,369,860
Graphic Packaging Holding Co.		98,500	1,374,075
WestRock Co.		532,500	30,208,725
			65,952,660
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.		102,400	7,799,808

TOTAL MATERIALS			405,691,134

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.		152,200	20,802,696
CoreSite Realty Corp.		52,700	5,897,130
Crown Castle International Corp.		481,100	48,100,378
First Potomac Realty Trust		516,231	5,750,813
Omega Healthcare Investors, Inc. (c)		223,500	7,131,885
Public Storage		152,200	32,569,278
Sabra Health Care REIT, Inc.		491,900	10,792,286
Spirit Realty Capital, Inc.		1,334,400	11,435,808
			142,480,274
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.		3,039,423	150,421,044
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.		3,099,900	116,773,233
PPL Corp.		368,900	13,999,755
Southern Co.		77,900	3,828,006
			134,600,994
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.		233,300	10,790,125

TOTAL UTILITIES			145,391,119

TOTAL COMMON STOCKS
(Cost $10,665,892,426)			12,896,387,969

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%		362,200	19,902,890
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%		209,999	12,127,442
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%		85,300	5,821,725

TOTAL CONVERTIBLE PREFERRED STOCKS			37,852,057

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)		356,628,700	477,882
TOTAL PREFERRED STOCKS
(Cost $42,560,798)			38,329,939
		Principal Amount(d)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(e)	EUR
(Cost $11,711,431)		EUR 10,600,000	15,292,599
		Shares	Value

Other - 0.2%
ENERGY – 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $25,755,177)		25,755,177	19,831,486

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.09% (i)		66,651,904	66,665,235
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)		18,273,755	18,277,410
TOTAL MONEY MARKET FUNDS
(Cost $84,940,760)			84,942,645
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,830,860,592)			13,054,784,638
NET OTHER ASSETS (LIABILITIES) - (0.1)%			(8,912,442)
NET ASSETS - 100%			$13,045,872,196

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	1,189	$18,324,868	$170.00	10/20/17	$(8,918)
Bank of America Corp.	Chicago Board Options Exchange	17,901	45,361,134	27.00	11/17/17	(447,525)
Bank of America Corp.	Chicago Board Options Exchange	17,917	45,401,678	28.00	12/15/17	(376,257)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	2,510	15,998,740	65.00	10/20/17	(158,130)
CBOE Holdings, Inc.	Chicago Board Options Exchange	2,726	29,339,938	110.00	12/15/17	(626,980)
Charles Schwab Corp.	Chicago Board Options Exchange	2,784	12,177,216	46.00	12/15/17	(229,680)
Cisco Systems, Inc.	Chicago Board Options Exchange	5,926	19,929,138	33.00	10/20/17	(405,931)
Citigroup, Inc.	Chicago Board Options Exchange	5,409	39,345,066	77.50	12/15/17	(454,356)
CSX Corp.	Chicago Board Options Exchange	3,552	19,273,152	55.00	11/17/17	(650,016)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	492	5,465,136	110.00	11/17/17	(189,420)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	983	10,919,164	115.00	11/17/17	(159,738)
Johnson & Johnson	Chicago Board Options Exchange	1,638	21,295,638	135.00	12/15/17	(188,370)
JPMorgan Chase & Co.	Chicago Board Options Exchange	2,074	19,808,774	97.50	11/17/17	(247,843)
JPMorgan Chase & Co.	Chicago Board Options Exchange	2,074	19,808,774	100.00	12/15/17	(218,807)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1,958	15,652,252	82.50	10/20/17	(64,614)
Lowe's Companies, Inc.	Chicago Board Options Exchange	1,958	15,652,252	85.00	1/19/18	(276,078)
MasterCard, Inc. Class A	Chicago Board Options Exchange	757	10,688,840	135.00	10/20/17	(501,513)
MasterCard, Inc. Class A	Chicago Board Options Exchange	1,528	21,575,360	145.00	11/17/17	(309,420)
MasterCard, Inc. Class A	Chicago Board Options Exchange	765	10,801,800	150.00	1/19/18	(153,765)
Microsoft Corp.	Chicago Board Options Exchange	6,317	47,055,333	77.50	11/17/17	(530,628)
Morgan Stanley	Chicago Board Options Exchange	2,239	10,785,263	50.00	12/15/17	(254,127)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	378	5,094,306	135.00	11/17/17	(121,905)
Procter & Gamble Co.	Chicago Board Options Exchange	2,218	20,179,364	95.00	10/20/17	(24,398)
Regions Financial Corp.	Chicago Board Options Exchange	6,032	9,186,736	16.00	11/17/17	(141,752)
State Street Corp.	Chicago Board Options Exchange	4,207	40,193,678	97.50	11/17/17	(759,364)
The Boeing Co.	Chicago Board Options Exchange	383	9,736,243	260.00	11/17/17	(189,585)
Time Warner, Inc.	Chicago Board Options Exchange	1,417	14,517,165	105.00	10/20/17	(57,389)
Watsco, Inc.	Morgan Stanley & Co. Intl Plc	658	10,598,406	165.00	11/17/17	(138,967)
TOTAL WRITTEN OPTIONS						$(7,885,476)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $553,567,008.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,292,599 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,831,486 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$25,755,177

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$268,056
Fidelity Securities Lending Cash Central Fund	78,104
Total	$346,160

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$693,977,558	$693,977,558	$--	$--
Consumer Staples	973,655,105	973,655,105	--	--
Energy	1,694,708,856	1,694,708,856	--	--
Financials	3,013,661,052	3,013,661,052	--	--
Health Care	1,830,260,419	1,738,156,620	92,103,799	--
Industrials	1,578,474,663	1,538,012,680	40,461,983	--
Information Technology	2,300,174,959	2,300,174,959	--	--
Materials	405,691,134	405,691,134	--	--
Real Estate	142,480,274	142,480,274	--	--
Telecommunication Services	150,421,044	150,421,044	--	--
Utilities	151,212,844	145,391,119	5,821,725	--
Corporate Bonds	15,292,599	--	15,292,599	--
Other	19,831,486	--	--	19,831,486
Money Market Funds	84,942,645	84,942,645	--	--
Total Investments in Securities:	$13,054,784,638	$12,881,273,046	$153,680,106	$19,831,486
Derivative Instruments:
Liabilities
Written Options	$(7,885,476)	$(7,746,509)	$(138,967)	$--
Total Liabilities	$(7,885,476)	$(7,746,509)	$(138,967)	$--
Total Derivative Instruments:	$(7,885,476)	$(7,746,509)	$(138,967)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

September 30, 2017

GII-QTLY-1117
1.808770.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Automobiles - 0.3%
General Motors Co.	181,500	$7,328,970
Media - 3.8%
Comcast Corp. Class A	1,268,700	48,819,576
The Walt Disney Co.	183,600	18,097,452
Time Warner, Inc. (a)	135,695	13,901,953
Viacom, Inc. Class B (non-vtg.)	92,500	2,575,200
		83,394,181
Multiline Retail - 0.4%
Target Corp.	143,000	8,438,430
Specialty Retail - 1.6%
Lowe's Companies, Inc. (a)	344,900	27,571,306
TJX Companies, Inc.	82,000	6,045,860
		33,617,166

TOTAL CONSUMER DISCRETIONARY		132,778,747

CONSUMER STAPLES - 7.5%
Beverages - 2.1%
PepsiCo, Inc.	98,105	10,931,840
The Coca-Cola Co.	752,000	33,847,520
		44,779,360
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	20,300	3,335,087
CVS Health Corp.	237,700	19,329,764
Kroger Co.	219,200	4,397,152
Wal-Mart Stores, Inc.	230,200	17,987,828
		45,049,831
Food Products - 0.0%
General Mills, Inc.	8,300	429,608
Household Products - 2.1%
Procter & Gamble Co. (a)	512,300	46,609,054
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	16,000	1,725,440
Unilever NV (NY Reg.)	105,100	6,205,104
		7,930,544
Tobacco - 0.8%
Altria Group, Inc.	222,800	14,129,976
British American Tobacco PLC sponsored ADR	57,500	3,590,875
		17,720,851

TOTAL CONSUMER STAPLES		162,519,248

ENERGY - 12.3%
Energy Equipment & Services - 0.7%
Baker Hughes, a GE Co. Class A	49,000	1,794,380
Schlumberger Ltd.	199,100	13,889,216
		15,683,596
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.	207,500	10,136,375
Apache Corp.	381,505	17,472,929
Chevron Corp.	491,500	57,751,250
ConocoPhillips Co.	996,000	49,849,800
Exxon Mobil Corp.	43,300	3,549,734
Imperial Oil Ltd.	409,100	13,068,905
Kinder Morgan, Inc.	1,099,900	21,096,082
Phillips 66 Co.	34,600	3,169,706
Suncor Energy, Inc.	1,152,900	40,405,784
The Williams Companies, Inc.	1,119,200	33,587,192
Valero Energy Corp.	39,300	3,023,349
		253,111,106

TOTAL ENERGY		268,794,702

FINANCIALS - 22.0%
Banks - 16.8%
Bank of America Corp. (a)	3,598,500	91,185,990
Citigroup, Inc. (a)	1,085,670	78,971,636
JPMorgan Chase & Co. (a)	908,600	86,780,386
PNC Financial Services Group, Inc. (a)	196,200	26,441,874
U.S. Bancorp	614,200	32,914,978
Wells Fargo & Co.	912,130	50,303,970
		366,598,834
Capital Markets - 4.6%
Charles Schwab Corp. (a)	336,500	14,718,510
Goldman Sachs Group, Inc.	76,400	18,121,316
Morgan Stanley (a)	543,000	26,156,310
State Street Corp. (a)	426,200	40,719,148
		99,715,284
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	118,680	9,946,571
MetLife, Inc.	51,300	2,665,035
		12,611,606

TOTAL FINANCIALS		478,925,724

HEALTH CARE - 15.6%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (b)	101,600	14,253,464
Amgen, Inc.	210,290	39,208,571
Biogen, Inc. (b)	35,500	11,115,760
Gilead Sciences, Inc.	149,910	12,145,708
Intercept Pharmaceuticals, Inc. (b)	19,000	1,102,760
Regeneron Pharmaceuticals, Inc. (b)	15,200	6,796,224
Vertex Pharmaceuticals, Inc. (b)	47,400	7,206,696
		91,829,183
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	8,900	1,743,955
Boston Scientific Corp. (b)	341,700	9,967,389
Danaher Corp.	51,100	4,383,358
Medtronic PLC	259,413	20,174,549
		36,269,251
Health Care Providers & Services - 3.3%
Aetna, Inc.	14,200	2,257,942
Anthem, Inc.	66,600	12,646,008
Cardinal Health, Inc.	55,300	3,700,676
Cigna Corp.	60,000	11,216,400
Express Scripts Holding Co. (b)	84,662	5,360,798
Humana, Inc.	34,700	8,453,961
McKesson Corp.	106,500	16,359,465
UnitedHealth Group, Inc.	55,900	10,948,015
		70,943,265
Pharmaceuticals - 6.4%
Allergan PLC	51,900	10,636,905
AstraZeneca PLC sponsored ADR	186,400	6,315,232
Bayer AG	21,900	2,991,613
Bristol-Myers Squibb Co. (a)	236,650	15,084,071
GlaxoSmithKline PLC sponsored ADR	826,700	33,564,020
Johnson & Johnson (a)	403,800	52,498,038
Novartis AG sponsored ADR	44,400	3,811,740
Sanofi SA	75,868	7,552,407
Teva Pharmaceutical Industries Ltd. sponsored ADR	450,200	7,923,520
		140,377,546

TOTAL HEALTH CARE		339,419,245

INDUSTRIALS - 9.4%
Aerospace & Defense - 2.4%
General Dynamics Corp.	15,800	3,248,164
The Boeing Co. (a)	56,200	14,286,602
United Technologies Corp.	304,700	35,369,576
		52,904,342
Air Freight & Logistics - 1.6%
FedEx Corp.	40,800	9,203,664
United Parcel Service, Inc. Class B	220,900	26,527,881
		35,731,545
Industrial Conglomerates - 2.6%
General Electric Co.	2,344,200	56,682,756
Road & Rail - 2.8%
CSX Corp. (a)	385,000	20,890,100
Norfolk Southern Corp.	103,800	13,726,512
Union Pacific Corp.	216,290	25,083,151
		59,699,763

TOTAL INDUSTRIALS		205,018,406

INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 1.8%
Cisco Systems, Inc.(a)	1,189,600	40,006,248
Internet Software & Services - 4.9%
Alphabet, Inc.:
Class A (b)	50,350	49,026,802
Class C (b)	46,426	44,527,641
Facebook, Inc. Class A (b)	71,300	12,183,031
		105,737,474
IT Services - 3.8%
Accenture PLC Class A	32,900	4,443,803
Cognizant Technology Solutions Corp. Class A	125,000	9,067,500
MasterCard, Inc. Class A (a)	169,900	23,989,880
PayPal Holdings, Inc. (b)	93,800	6,006,014
Visa, Inc. Class A	375,500	39,517,620
		83,024,817
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	690,400	35,790,336
Software - 6.0%
Adobe Systems, Inc. (b)	90,100	13,441,118
Microsoft Corp. (a)	1,245,300	92,762,397
Oracle Corp.	351,400	16,990,190
Salesforce.com, Inc. (b)	16,700	1,560,114
SAP SE sponsored ADR	43,900	4,813,635
		129,567,454
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc. (a)	523,807	80,729,135

TOTAL INFORMATION TECHNOLOGY		474,855,464

MATERIALS - 2.2%
Chemicals - 2.2%
DowDuPont, Inc.	173,967	12,043,735
LyondellBasell Industries NV Class A	143,400	14,203,770
Monsanto Co.	165,110	19,783,480
PPG Industries, Inc.	17,900	1,945,014
		47,975,999
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	32,800	4,483,104
Crown Castle International Corp.	19,900	1,989,602
Public Storage	12,800	2,739,072
		9,211,778
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	642,625	31,803,511
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp.	440,700	16,601,169
TOTAL COMMON STOCKS
(Cost $1,377,631,490)		2,167,903,993

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A 6.125%
(Cost $2,210,000)	44,200	2,428,790

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels – 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $9,242,241)	9,242,241	7,116,526

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 1.09% (f)
(Cost $1,594,139)	1,593,821	1,594,139
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,390,677,870)		2,179,043,448
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,179,109)
NET ASSETS - 100%		$2,177,864,339

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	261	$4,022,532	$170.00	10/20/17	$(1,958)
Bank of America Corp.	Chicago Board Options Exchange	3,582	9,076,788	27.00	11/17/17	(89,550)
Bank of America Corp.	Chicago Board Options Exchange	3,559	9,018,506	28.00	12/15/17	(74,739)
Bristol-Myers Squibb Co.	Chicago Board Options Exchange	468	2,983,032	65.00	10/20/17	(29,484)
Charles Schwab Corp.	Chicago Board Options Exchange	468	2,047,032	46.00	12/15/17	(38,610)
Cisco Systems, Inc.	Chicago Board Options Exchange	1,181	3,971,703	33.00	10/20/17	(80,899)
Citigroup, Inc.	Chicago Board Options Exchange	563	4,095,262	67.50	10/20/17	(304,020)
Citigroup, Inc.	Chicago Board Options Exchange	1,039	7,557,686	77.50	12/15/17	(87,276)
CSX Corp.	Chicago Board Options Exchange	572	3,103,672	55.00	11/17/17	(104,676)
Johnson & Johnson	Chicago Board Options Exchange	362	4,706,362	135.00	12/15/17	(41,630)
JPMorgan Chase & Co.	Chicago Board Options Exchange	416	3,973,216	97.50	11/17/17	(49,712)
JPMorgan Chase & Co.	Chicago Board Options Exchange	416	3,973,216	100.00	12/15/17	(43,888)
Lowe's Companies, Inc.	Chicago Board Options Exchange	470	3,757,180	82.50	10/20/17	(15,510)
Lowe's Companies, Inc.	Chicago Board Options Exchange	470	3,757,180	85.00	1/19/18	(66,270)
MasterCard, Inc. Class A	Chicago Board Options Exchange	157	2,216,840	135.00	10/20/17	(104,013)
MasterCard, Inc. Class A	Chicago Board Options Exchange	312	4,405,440	145.00	11/17/17	(63,180)
MasterCard, Inc. Class A	Chicago Board Options Exchange	156	2,202,720	150.00	1/19/18	(31,356)
Microsoft Corp.	Chicago Board Options Exchange	1,240	9,236,760	77.50	11/17/17	(104,160)
Morgan Stanley	Chicago Board Options Exchange	522	2,514,474	50.00	12/15/17	(59,247)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	52	700,804	135.00	11/17/17	(16,770)
Procter & Gamble Co.	Chicago Board Options Exchange	470	4,276,060	95.00	10/20/17	(5,170)
State Street Corp.	Chicago Board Options Exchange	457	4,366,178	97.50	11/17/17	(82,489)
The Boeing Co.	Chicago Board Options Exchange	104	2,643,784	260.00	11/17/17	(51,480)
Time Warner, Inc.	Chicago Board Options Exchange	418	4,282,410	105.00	10/20/17	(16,929)
TOTAL WRITTEN OPTIONS						$(1,563,016)

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $102,888,837.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,116,526 or 0.3% of net assets.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$9,242,241

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,327
Fidelity Securities Lending Cash Central Fund	9,653
Total	$17,980

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$132,778,747	$132,778,747	$--	$--
Consumer Staples	162,519,248	162,519,248	--	--
Energy	268,794,702	268,794,702	--	--
Financials	478,925,724	478,925,724	--	--
Health Care	341,848,035	328,875,225	12,972,810	--
Industrials	205,018,406	205,018,406	--	--
Information Technology	474,855,464	474,855,464	--	--
Materials	47,975,999	47,975,999	--	--
Real Estate	9,211,778	9,211,778	--	--
Telecommunication Services	31,803,511	31,803,511	--	--
Utilities	16,601,169	16,601,169	--	--
Other	7,116,526	--	--	7,116,526
Money Market Funds	1,594,139	1,594,139	--	--
Total Investments in Securities:	$2,179,043,448	$2,158,954,112	$12,972,810	$7,116,526
Derivative Instruments:
Liabilities
Written Options	$(1,563,016)	$(1,563,016)	$--	$--
Total Liabilities	$(1,563,016)	$(1,563,016)	$--	$--
Total Derivative Instruments:	$(1,563,016)	$(1,563,016)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

September 30, 2017

AMHTI-QTLY-1117
1.950946.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Auto Components - 0.1%
Gentex Corp.	63,700	$1,261,260
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)	7,600	487,312
DineEquity, Inc.	27,200	1,169,056
Dunkin' Brands Group, Inc.	16,300	865,204
Marriott International, Inc. Class A	5,100	562,326
		3,083,898
Media - 3.0%
Comcast Corp. Class A	861,280	33,142,054
Interpublic Group of Companies, Inc.	159,800	3,322,242
Omnicom Group, Inc.	20,400	1,511,028
The Walt Disney Co.	55,100	5,431,207
Time Warner, Inc. (a)	58,241	5,966,790
Viacom, Inc. Class B (non-vtg.)	60,600	1,687,104
		51,060,425
Multiline Retail - 0.4%
Dollar General Corp.	36,400	2,950,220
Target Corp.	76,563	4,517,983
		7,468,203
Specialty Retail - 1.6%
L Brands, Inc.	162,600	6,765,786
Lowe's Companies, Inc. (a)	174,377	13,939,697
Ross Stores, Inc.	25,800	1,665,906
TJX Companies, Inc.	72,500	5,345,425
		27,716,814
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	14,100	896,337

TOTAL CONSUMER DISCRETIONARY		91,486,937

CONSUMER STAPLES - 7.5%
Beverages - 2.2%
Coca-Cola European Partners PLC	31,500	1,311,030
Dr. Pepper Snapple Group, Inc.	48,200	4,264,254
Molson Coors Brewing Co. Class B	111,700	9,119,188
The Coca-Cola Co.	522,798	23,531,138
		38,225,610
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	6,100	1,002,169
CVS Health Corp.	152,990	12,441,147
Kroger Co.	306,300	6,144,378
Wal-Mart Stores, Inc.	143,400	11,205,276
		30,792,970
Food Products - 0.5%
B&G Foods, Inc. Class A (b)	54,700	1,742,195
Campbell Soup Co.	17,700	828,714
General Mills, Inc.	9,700	502,072
Kellogg Co.	14,200	885,654
Snyders-Lance, Inc.	20,600	785,684
The J.M. Smucker Co.	28,700	3,011,491
		7,755,810
Household Products - 1.6%
Procter & Gamble Co. (a)	296,007	26,930,717
Personal Products - 0.5%
Coty, Inc. Class A	178,300	2,947,299
Unilever NV (NY Reg.)	106,400	6,281,856
		9,229,155
Tobacco - 0.9%
Altria Group, Inc.	165,500	10,496,010
British American Tobacco PLC sponsored ADR	76,900	4,802,405
		15,298,415

TOTAL CONSUMER STAPLES		128,232,677

ENERGY - 13.0%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	76,900	2,816,078
Nabors Industries Ltd.	106,400	858,648
National Oilwell Varco, Inc.	136,200	4,866,426
Oceaneering International, Inc.	144,400	3,793,388
Schlumberger Ltd.	78,220	5,456,627
		17,791,167
Oil, Gas & Consumable Fuels - 12.0%
Amyris, Inc. (b)(c)	57,016	182,451
Anadarko Petroleum Corp.	66,700	3,258,295
Apache Corp.	301,147	13,792,533
Cabot Oil & Gas Corp.	280,900	7,514,075
Cenovus Energy, Inc.	1,120,200	11,231,178
Chevron Corp.	270,588	31,794,090
ConocoPhillips Co.	667,300	33,398,365
Golar LNG Ltd.	124,200	2,808,162
Imperial Oil Ltd.	304,500	9,727,405
Kinder Morgan, Inc.	734,100	14,080,038
Legacy Reserves LP (c)	263,600	400,672
Phillips 66 Co.	18,000	1,648,980
Plains All American Pipeline LP	44,500	942,955
PrairieSky Royalty Ltd.	7,260	185,784
Suncor Energy, Inc.	888,790	31,149,498
Teekay LNG Partners LP	87,600	1,559,280
The Williams Companies, Inc.	860,574	25,825,826
Valero Energy Corp.	27,900	2,146,347
Williams Partners LP	341,380	13,279,682
		204,925,616

TOTAL ENERGY		222,716,783

FINANCIALS - 23.0%
Banks - 15.2%
Bank of America Corp. (a)	2,350,737	59,567,676
Citigroup, Inc. (a)	711,536	51,757,129
Cullen/Frost Bankers, Inc.	3,900	370,188
JPMorgan Chase & Co. (a)	555,988	53,102,414
M&T Bank Corp.	10,600	1,707,024
PNC Financial Services Group, Inc. (a)	109,644	14,776,722
Regions Financial Corp. (a)	525,000	7,995,750
SunTrust Banks, Inc.	367,850	21,986,395
U.S. Bancorp	326,771	17,511,658
Wells Fargo & Co.	586,400	32,339,960
		261,114,916
Capital Markets - 7.1%
Apollo Global Management LLC Class A	142,100	4,277,210
CBOE Holdings, Inc. (a)	40,900	4,402,067
Charles Schwab Corp. (a)	245,454	10,736,158
Goldman Sachs Group, Inc.	26,300	6,238,097
KKR & Co. LP	432,278	8,788,212
Morgan Stanley (a)	300,580	14,478,939
Northern Trust Corp.	199,810	18,368,533
Oaktree Capital Group LLC Class A	49,300	2,319,565
S&P Global, Inc.	46,300	7,237,153
State Street Corp. (a)	334,974	32,003,416
TD Ameritrade Holding Corp.	12,900	629,520
The Blackstone Group LP	356,000	11,879,720
		121,358,590
Insurance - 0.5%
Marsh & McLennan Companies, Inc.	74,319	6,228,675
MetLife, Inc.	50,500	2,623,475
		8,852,150
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	161,652	3,021,276

TOTAL FINANCIALS		394,346,932

HEALTH CARE - 13.9%
Biotechnology - 3.2%
Alexion Pharmaceuticals, Inc. (c)	66,200	9,287,198
Amgen, Inc.	155,865	29,061,029
Biogen, Inc. (c)	15,100	4,728,112
Gilead Sciences, Inc.	88,100	7,137,862
Intercept Pharmaceuticals, Inc. (c)	14,600	847,384
Shire PLC sponsored ADR	24,100	3,690,674
		54,752,259
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	4,500	881,775
Boston Scientific Corp. (c)	128,900	3,760,013
Danaher Corp.	79,300	6,802,354
Fisher & Paykel Healthcare Corp.	91,949	848,781
Medtronic PLC	195,168	15,178,215
Meridian Bioscience, Inc.	19,400	277,420
ResMed, Inc.	26,300	2,024,048
Steris PLC	14,200	1,255,280
Zimmer Biomet Holdings, Inc.	51,600	6,041,844
		37,069,730
Health Care Providers & Services - 3.2%
Aetna, Inc.	16,800	2,671,368
Anthem, Inc.	49,600	9,418,048
Cardinal Health, Inc.	98,800	6,611,696
Cigna Corp.	50,800	9,496,552
Fresenius Medical Care AG & Co. KGaA sponsored ADR (b)	40,500	1,980,045
Humana, Inc.	22,600	5,506,038
McKesson Corp.	64,330	9,881,731
Patterson Companies, Inc.	69,372	2,681,228
UnitedHealth Group, Inc.	31,200	6,110,520
		54,357,226
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	22,700	1,457,340
Pharmaceuticals - 5.3%
Allergan PLC	20,800	4,262,960
AstraZeneca PLC sponsored ADR	144,600	4,899,048
Bayer AG	29,400	4,016,138
Bristol-Myers Squibb Co. (a)	137,200	8,745,128
Eisai Co. Ltd.	3,200	164,259
GlaxoSmithKline PLC sponsored ADR	635,840	25,815,104
Innoviva, Inc. (c)	55,800	787,896
Johnson & Johnson (a)	214,574	27,896,766
Novartis AG sponsored ADR	10,032	861,247
Sanofi SA	54,962	5,471,284
Teva Pharmaceutical Industries Ltd. sponsored ADR	412,849	7,266,142
		90,185,972

TOTAL HEALTH CARE		237,822,527

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	22,400	4,604,992
Meggitt PLC	49,473	345,391
Rolls-Royce Holdings PLC	315,200	3,749,075
The Boeing Co. (a)	26,179	6,654,964
United Technologies Corp.	200,720	23,299,578
		38,654,000
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	105,500	8,028,550
Expeditors International of Washington, Inc.	69,100	4,136,326
United Parcel Service, Inc. Class B	147,470	17,709,672
		29,874,548
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	25,600	1,222,144
Ritchie Brothers Auctioneers, Inc.	42,400	1,340,557
		2,562,701
Construction & Engineering - 0.1%
Fluor Corp.	24,600	1,035,660
Electrical Equipment - 0.6%
Acuity Brands, Inc.	15,600	2,671,968
AMETEK, Inc.	49,400	3,262,376
Hubbell, Inc. Class B	41,337	4,795,919
		10,730,263
Industrial Conglomerates - 2.2%
General Electric Co.	1,537,966	37,188,018
Machinery - 0.9%
Donaldson Co., Inc.	46,600	2,140,804
Flowserve Corp.	165,900	7,065,681
Snap-On, Inc.	17,900	2,667,279
Wabtec Corp. (b)	48,800	3,696,600
Zardoya Otis SA	2,600	28,763
		15,599,127
Professional Services - 0.4%
Intertrust NV	100,500	1,632,050
Nielsen Holdings PLC	112,700	4,671,415
		6,303,465
Road & Rail - 2.9%
CSX Corp. (a)	316,012	17,146,811
J.B. Hunt Transport Services, Inc. (a)	131,465	14,603,132
Norfolk Southern Corp.	61,580	8,143,339
Union Pacific Corp.	84,900	9,845,853
		49,739,135
Trading Companies & Distributors - 0.8%
Brenntag AG	6,100	339,680
Bunzl PLC	11,300	343,269
Fastenal Co.	100,000	4,558,000
Howden Joinery Group PLC	52,100	300,898
MSC Industrial Direct Co., Inc. Class A	15,900	1,201,563
W.W. Grainger, Inc. (b)	2,000	359,500
Watsco, Inc.	44,220	7,122,515
		14,225,425

TOTAL INDUSTRIALS		205,912,342

INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	780,140	26,236,108
Electronic Equipment & Components - 0.1%
Avnet, Inc.	26,500	1,041,450
Philips Lighting NV	24,700	996,939
		2,038,389
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (c)	32,959	32,092,837
Class C (c)	26,334	25,257,203
		57,350,040
IT Services - 3.7%
Accenture PLC Class A	32,800	4,430,296
Amdocs Ltd.	32,900	2,116,128
Cognizant Technology Solutions Corp. Class A	14,700	1,066,338
MasterCard, Inc. Class A (a)	98,250	13,872,900
Paychex, Inc.	295,514	17,719,019
Unisys Corp. (b)(c)	222,000	1,887,000
Visa, Inc. Class A	218,780	23,024,407
		64,116,088
Semiconductors & Semiconductor Equipment - 1.7%
Maxim Integrated Products, Inc.	38,500	1,836,835
Qualcomm, Inc.	500,210	25,930,886
United Microelectronics Corp. sponsored ADR	169,000	422,500
Xilinx, Inc.	17,100	1,211,193
		29,401,414
Software - 4.5%
Micro Focus International PLC	104,668	3,347,890
Microsoft Corp. (a)	832,008	61,976,277
Oracle Corp.	137,213	6,634,249
SAP SE sponsored ADR	47,700	5,230,305
		77,188,721
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc. (a)	296,506	45,697,505

TOTAL INFORMATION TECHNOLOGY		302,028,265

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.	138,400	4,866,144
DowDuPont, Inc.	56,766	3,929,910
LyondellBasell Industries NV Class A	99,300	9,835,665
Monsanto Co.	94,214	11,288,721
Potash Corp. of Saskatchewan, Inc.	432,210	8,320,324
PPG Industries, Inc.	6,400	695,424
The Scotts Miracle-Gro Co. Class A	9,400	914,996
W.R. Grace & Co.	52,400	3,780,660
		43,631,844
Containers & Packaging - 0.5%
Ball Corp.	110,100	4,547,130
Graphic Packaging Holding Co.	12,400	172,980
WestRock Co.	69,800	3,959,754
		8,679,864
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	13,400	1,020,678

TOTAL MATERIALS		53,332,386

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	20,100	2,747,268
CoreSite Realty Corp.	6,400	716,160
Crown Castle International Corp.	63,200	6,318,736
First Potomac Realty Trust	67,779	755,058
Omega Healthcare Investors, Inc.	29,600	944,536
Public Storage	20,100	4,301,199
Sabra Health Care REIT, Inc.	64,500	1,415,130
Spirit Realty Capital, Inc.	176,500	1,512,605
		18,710,692
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	398,559	19,724,685
UTILITIES - 1.1%
Electric Utilities - 1.0%
Exelon Corp.	407,200	15,339,224
PPL Corp.	48,800	1,851,960
Southern Co.	10,300	506,142
		17,697,326
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	30,800	1,424,500

TOTAL UTILITIES		19,121,826

TOTAL COMMON STOCKS
(Cost $1,413,068,641)		1,693,436,052

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%	47,900	2,632,105
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	27,800	1,605,450
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	10,600	723,450

TOTAL CONVERTIBLE PREFERRED STOCKS		4,961,005

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	44,692,070	59,887
TOTAL PREFERRED STOCKS
(Cost $5,606,369)		5,020,892
	Principal Amount(d)	Value

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(e)
(Cost $1,566,118)	EUR 1,400,000	2,019,777
	Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $3,197,358)	3,197,358	2,461,966

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.09% (i)	12,440,404	12,442,892
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)	5,371,592	5,372,666
TOTAL MONEY MARKET FUNDS
(Cost $17,814,963)		17,815,558
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,441,253,449)		1,720,754,245
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(8,374,763)
NET ASSETS - 100%		$1,712,379,482

Written Options
	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
Apple, Inc.	Chicago Board Options Exchange	157	$2,419,684	$170.00	10/20/17	$(1,177)
Bank of America Corp.	Chicago Board Options Exchange	2,347	5,947,298	27.00	11/17/17	(58,675)
Bank of America Corp.	Chicago Board Options Exchange	2,349	5,952,366	28.00	12/15/17	(49,329)
Bristol-Myers Squibb	Chicago Board Options Exchange	329	2,097,046	65.00	10/20/17	(20,727)
CBOE Holdings, Inc.	Chicago Board Options Exchange	358	3,853,154	110.00	12/15/17	(82,340)
Cisco Systems, Inc.	Chicago Board Options Exchange	784	2,636,592	33.00	10/20/17	(53,704)
Citigroup, Inc.	Chicago Board Options Exchange	709	5,157,266	77.50	12/15/17	(59,556)
CSX Corp.	Chicago Board Options Exchange	470	2,550,220	55.00	11/17/17	(86,010)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	64	710,912	110.00	11/17/17	(24,640)
J.B. Hunt Transport Services, Inc.	Chicago Board Options Exchange	129	1,432,932	115.00	11/17/17	(20,963)
Johnson & Johnson	Chicago Board Options Exchange	215	2,795,215	135.00	12/15/17	(24,725)
JPMorgan Chase & Co.	Chicago Board Options Exchange	272	2,597,872	97.50	11/17/17	(32,504)
JPMorgan Chase & Co.	Chicago Board Options Exchange	272	2,597,872	100.00	12/15/17	(28,696)
Lowe's Companies, Inc.	Chicago Board Options Exchange	257	2,054,458	82.50	10/20/17	(8,481)
Lowe's Companies, Inc.	Chicago Board Options Exchange	257	2,054,458	85.00	1/19/18	(36,237)
MasterCard, Inc. Class A	Chicago Board Options Exchange	100	1,412,000	135.00	10/20/17	(66,250)
MasterCard, Inc. Class A	Chicago Board Options Exchange	200	2,824,000	145.00	11/17/17	(40,500)
MasterCard, Inc. Class A	Chicago Board Options Exchange	100	1,412,000	150.00	1/19/18	(20,100)
Microsoft Corp.	Chicago Board Options Exchange	833	6,205,017	77.50	11/17/17	(69,972)
Morgan Stanley	Chicago Board Options Exchange	295	1,421,015	50.00	12/15/17	(33,483)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	50	673,850	135.00	11/17/17	(16,125)
Proctor & Gamble Co.	Chicago Board Options Exchange	293	2,665,714	95.00	10/20/17	(3,223)
Regions Financial Corp.	Chicago Board Options Exchange	782	1,190,986	16.00	11/17/17	(18,377)
State Street Corp.	Chicago Board Options Exchange	555	5,302,470	97.50	11/17/17	(100,177)
The Boeing Co.	Chicago Board Options Exchange	50	1,271,050	260.00	11/17/17	(24,750)
The Charles Schwab Corp.	Chicago Board Options Exchange	366	1,600,884	46.00	12/15/17	(30,195)
Time Warner, Inc.	Chicago Board Options Exchange	188	1,926,060	105.00	10/20/17	(7,614)
Watsco, Inc.	Morgan Stanley & Co. Intl Plc	86	1,385,202	165.00	11/17/17	(18,163)
TOTAL WRITTEN OPTIONS						$(1,036,693)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $72,762,391.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,019,777 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,461,966 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,197,358

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,233
Fidelity Securities Lending Cash Central Fund	25,236
Total	$63,469

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$91,486,937	$91,486,937	$--	$--
Consumer Staples	128,232,677	128,232,677	--	--
Energy	222,716,783	222,716,783	--	--
Financials	394,346,932	394,346,932	--	--
Health Care	240,454,632	228,335,105	12,119,527	--
Industrials	207,577,679	202,223,154	5,354,525	--
Information Technology	302,028,265	302,028,265	--	--
Materials	53,332,386	53,332,386	--	--
Real Estate	18,710,692	18,710,692	--	--
Telecommunication Services	19,724,685	19,724,685	--	--
Utilities	19,845,276	19,121,826	723,450	--
Corporate Bonds	2,019,777	--	2,019,777	--
Other	2,461,966	--	--	2,461,966
Money Market Funds	17,815,558	17,815,558	--	--
Total Investments in Securities:	$1,720,754,245	$1,698,075,000	$20,217,279	$2,461,966
Derivative Instruments:
Liabilities
Written Options	$(1,036,693)	$(1,018,530)	$(18,163)	$--
Total Liabilities	$(1,036,693)	$(1,018,530)	$(18,163)	$--
Total Derivative Instruments:	$(1,036,693)	$(1,018,530)	$(18,163)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Fund

September 30, 2017

FID-QTLY-1117
1.808776.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.1%
Tenneco, Inc.	36,571	$2,219
Hotels, Restaurants & Leisure - 1.9%
Domino's Pizza, Inc.	102,000	20,252
Vail Resorts, Inc.	55,100	12,569
Wyndham Worldwide Corp.	488,000	51,440
		84,261
Internet & Direct Marketing Retail - 3.5%
Amazon.com, Inc. (a)	118,000	113,439
Priceline Group, Inc. (a)	26,300	48,151
		161,590
Media - 2.2%
Comcast Corp. Class A	2,141,400	82,401
The Walt Disney Co.	195,095	19,231
		101,632
Specialty Retail - 1.4%
Home Depot, Inc.	389,000	63,625

TOTAL CONSUMER DISCRETIONARY		413,327

CONSUMER STAPLES - 6.6%
Beverages - 1.3%
PepsiCo, Inc.	555,000	61,844
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	285,000	46,823
Wal-Mart Stores, Inc.	699,900	54,690
		101,513
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	192,300	20,738
Unilever NV (Certificaten Van Aandelen) (Bearer)	500,000	29,555
		50,293
Tobacco - 2.0%
British American Tobacco PLC:
(United Kingdom)	60,000	3,756
sponsored ADR	131,500	8,212
Philip Morris International, Inc.	700,000	77,707
		89,675

TOTAL CONSUMER STAPLES		303,325

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
ConocoPhillips Co.	748,100	37,442
Kinder Morgan, Inc.	124,000	2,378
Phillips 66 Co.	137,500	12,596
Teekay LNG Partners LP	1,000,001	17,800
Valero Energy Corp.	200,000	15,386
Williams Partners LP	550,000	21,395
		106,997
FINANCIALS - 16.9%
Banks - 11.5%
Bank of America Corp.	5,900,000	149,506
Citigroup, Inc.	1,438,000	104,600
JPMorgan Chase & Co.	1,748,900	167,037
SunTrust Banks, Inc.	1,241,300	74,193
Wells Fargo & Co.	541,000	29,836
		525,172
Capital Markets - 1.9%
Goldman Sachs Group, Inc.	65,800	15,607
MSCI, Inc.	250,000	29,225
S&P Global, Inc.	276,000	43,142
		87,974
Insurance - 3.5%
AFLAC, Inc.	840,037	68,371
Allstate Corp.	660,000	60,661
Marsh & McLennan Companies, Inc.	375,000	31,429
		160,461

TOTAL FINANCIALS		773,607

HEALTH CARE - 19.5%
Biotechnology - 7.2%
AbbVie, Inc.	865,000	76,864
Amgen, Inc.	626,300	116,774
Celgene Corp. (a)	480,000	69,994
Gilead Sciences, Inc.	596,000	48,288
Vertex Pharmaceuticals, Inc. (a)	107,150	16,291
		328,211
Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	495,000	31,061
Becton, Dickinson & Co.	235,438	46,134
Boston Scientific Corp. (a)	1,150,000	33,546
Danaher Corp.	703,200	60,320
		171,061
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	258,898	21,424
Cigna Corp.	378,500	70,757
Humana, Inc.	260,000	63,344
UnitedHealth Group, Inc.	499,952	97,916
		253,441
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	700,000	44,940
Waters Corp. (a)	155,000	27,826
		72,766
Pharmaceuticals - 1.5%
Johnson & Johnson	514,000	66,825

TOTAL HEALTH CARE		892,304

INDUSTRIALS - 8.8%
Aerospace & Defense - 4.7%
Huntington Ingalls Industries, Inc.	245,500	55,591
Northrop Grumman Corp.	225,000	64,737
Raytheon Co.	500,000	93,290
		213,618
Airlines - 0.1%
Southwest Airlines Co.	110,000	6,158
Building Products - 1.2%
A.O. Smith Corp.	443,980	26,386
Masco Corp.	750,000	29,258
		55,644
Electrical Equipment - 0.7%
Fortive Corp.	451,600	31,969
Industrial Conglomerates - 1.3%
3M Co.	278,000	58,352
Machinery - 0.8%
Caterpillar, Inc.	288,300	35,954

TOTAL INDUSTRIALS		401,695

INFORMATION TECHNOLOGY - 27.8%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	860,100	72,799
Internet Software & Services - 7.3%
Akamai Technologies, Inc. (a)	110,094	5,364
Alphabet, Inc.:
Class A (a)	172,500	167,967
Class C (a)	26,027	24,963
Facebook, Inc. Class A (a)	789,200	134,851
		333,145
IT Services - 3.1%
CSRA, Inc.	300,000	9,681
MasterCard, Inc. Class A	460,300	64,994
Visa, Inc. Class A	630,000	66,301
		140,976
Semiconductors & Semiconductor Equipment - 3.6%
Applied Materials, Inc.	790,000	41,151
KLA-Tencor Corp.	290,000	30,740
Lam Research Corp.	150,000	27,756
Qualcomm, Inc.	280,000	14,515
Texas Instruments, Inc.	575,000	51,543
		165,705
Software - 6.2%
Adobe Systems, Inc. (a)	290,000	43,262
Check Point Software Technologies Ltd. (a)	246,000	28,049
Citrix Systems, Inc. (a)	440,000	33,801
Electronic Arts, Inc. (a)	13,500	1,594
Microsoft Corp.	2,385,000	177,659
		284,365
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	1,775,500	273,635

TOTAL INFORMATION TECHNOLOGY		1,270,625

MATERIALS - 2.6%
Chemicals - 2.6%
DowDuPont, Inc.	661,701	45,810
Monsanto Co.	380,000	45,532
The Chemours Co. LLC	500,000	25,305
The Scotts Miracle-Gro Co. Class A	35,805	3,485
		120,132
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	244,100	33,364
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	450,000	27,747
UTILITIES - 1.1%
Electric Utilities - 1.1%
NextEra Energy, Inc.	334,611	49,037
TOTAL COMMON STOCKS
(Cost $3,107,988)		4,392,160
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.01% to 1.02% 12/14/17 to 12/21/17 (b)
(Cost $2,554)	2,560	2,554
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.09% (c)
(Cost $158,180)	158,148,518	158,180
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $3,268,722)		4,552,894
NET OTHER ASSETS (LIABILITIES) - 0.4%		18,680
NET ASSETS - 100%		$4,571,574

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	534	Dec. 2017	$67,180	$1,397	$1,397

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,554,000.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$314
Fidelity Securities Lending Cash Central Fund	1
Total	$315

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$413,327	$413,327	$--	$--
Consumer Staples	303,325	270,014	33,311	--
Energy	106,997	106,997	--	--
Financials	773,607	773,607	--	--
Health Care	892,304	892,304	--	--
Industrials	401,695	401,695	--	--
Information Technology	1,270,625	1,270,625	--	--
Materials	120,132	120,132	--	--
Real Estate	33,364	33,364	--	--
Telecommunication Services	27,747	27,747	--	--
Utilities	49,037	49,037	--	--
U.S. Government and Government Agency Obligations	2,554	--	2,554	--
Money Market Funds	158,180	158,180	--	--
Total Investments in Securities:	$4,552,894	$4,517,029	$35,865	$--
Derivative Instruments:
Assets
Futures Contracts	$1,397	$1,397	$--	$--
Total Assets	$1,397	$1,397	$--	$--
Total Derivative Instruments:	$1,397	$1,397	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

September 30, 2017

CII-QTLY-1117
1.808775.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	95,500	$8,673
Hotels, Restaurants & Leisure - 1.0%
Dave & Buster's Entertainment, Inc. (a)	195,100	10,239
Marriott International, Inc. Class A	27,600	3,043
Wingstop, Inc.	75,200	2,500
		15,782
Household Durables - 0.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	155,600	886
Panasonic Corp.	803,900	11,666
SodaStream International Ltd. (a)	2,900	193
		12,745
Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. (a)	64,100	61,623
Ctrip.com International Ltd. ADR (a)	204,200	10,770
JD.com, Inc. sponsored ADR (a)	87,900	3,358
Priceline Group, Inc. (a)	1,600	2,929
		78,680
Media - 1.7%
Charter Communications, Inc. Class A (a)	49,500	17,989
Cinemark Holdings, Inc.	68,300	2,473
Sirius XM Holdings, Inc. (b)	1,125,600	6,213
		26,675
Specialty Retail - 2.8%
Five Below, Inc. (a)	2,600	143
Home Depot, Inc.	257,624	42,137
		42,280
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc.	2,600	53
Kering SA	2,300	916
LVMH Moet Hennessy - Louis Vuitton SA	20,129	5,564
		6,533

TOTAL CONSUMER DISCRETIONARY		191,368

CONSUMER STAPLES - 7.2%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	30,300	3,615
Constellation Brands, Inc. Class A (sub. vtg.)	34,400	6,861
Fever-Tree Drinks PLC	25,587	750
Kweichow Moutai Co. Ltd. (A Shares)	44,229	3,441
PepsiCo, Inc.	61,900	6,898
Pernod Ricard SA ADR	121,600	3,368
The Coca-Cola Co.	362,636	16,322
		41,255
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	52,700	8,658
Food Products - 0.5%
Danone SA	97,069	7,624
Hostess Brands, Inc. Class A (a)	28,100	384
		8,008
Household Products - 0.2%
Reckitt Benckiser Group PLC	32,900	3,006
Personal Products - 2.6%
Coty, Inc. Class A	313,900	5,189
Estee Lauder Companies, Inc. Class A	87,900	9,479
Herbalife Ltd. (a)(b)	194,700	13,207
Unilever NV (NY Reg.)	204,300	12,062
		39,937
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	158,600	9,905

TOTAL CONSUMER STAPLES		110,769

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc. (a)	341,100	15,363
Golar LNG Ltd.	82,661	1,869
Reliance Industries Ltd.	594,822	7,112
		24,344
FINANCIALS - 8.7%
Banks - 4.2%
Citigroup, Inc.	99,000	7,201
First Republic Bank	150,500	15,721
HDFC Bank Ltd.	33,668	934
HDFC Bank Ltd. sponsored ADR	30,700	2,959
Home Bancshares, Inc.	135,900	3,427
Huntington Bancshares, Inc.	490,780	6,851
JPMorgan Chase & Co.	275,700	26,332
Metro Bank PLC (a)	25,300	1,146
		64,571
Capital Markets - 4.2%
CBOE Holdings, Inc.	11,048	1,189
Charles Schwab Corp.	126,100	5,516
CME Group, Inc.	164,545	22,325
Goldman Sachs Group, Inc.	16,700	3,961
JMP Group, Inc.	64,700	364
MSCI, Inc.	70,600	8,253
S&P Global, Inc.	67,612	10,568
The Blackstone Group LP	350,600	11,700
		63,876
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	28,100	5,151

TOTAL FINANCIALS		133,598

HEALTH CARE - 11.0%
Biotechnology - 5.5%
Advanced Accelerator Applications SA sponsored ADR (a)	45,600	3,083
Alexion Pharmaceuticals, Inc. (a)	53,700	7,534
Amgen, Inc.	137,900	25,711
BioMarin Pharmaceutical, Inc. (a)	80,396	7,482
Bioverativ, Inc.	4,500	257
Cytokinetics, Inc. (a)	83,571	1,212
Insmed, Inc. (a)	342,378	10,686
Regeneron Pharmaceuticals, Inc. (a)	16,100	7,199
Samsung Biologics Co. Ltd.	926	273
TESARO, Inc. (a)	53,100	6,855
Vertex Pharmaceuticals, Inc. (a)	94,593	14,382
		84,674
Health Care Equipment & Supplies - 4.3%
Becton, Dickinson & Co.	26,700	5,232
Boston Scientific Corp. (a)	683,000	19,923
Danaher Corp.	144,355	12,383
Intuitive Surgical, Inc. (a)	18,900	19,767
Medtronic PLC	50,100	3,896
ResMed, Inc.	49,300	3,794
		64,995
Health Care Providers & Services - 0.4%
Henry Schein, Inc. (a)	26,100	2,140
UnitedHealth Group, Inc.	17,200	3,369
		5,509
Pharmaceuticals - 0.8%
Allergan PLC	26,700	5,472
Astellas Pharma, Inc.	291,400	3,709
Mallinckrodt PLC (a)	81,600	3,049
		12,230

TOTAL HEALTH CARE		167,408

INDUSTRIALS - 6.7%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)(b)	136,170	3,087
TransDigm Group, Inc.	16,827	4,302
		7,389
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	37,764	3,981
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	87,400	3,004
KAR Auction Services, Inc.	115,700	5,524
Prosegur Compania de Seguridad SA (Reg.)	82,500	617
		9,145
Electrical Equipment - 2.2%
AMETEK, Inc.	216,700	14,311
Fortive Corp.	232,127	16,432
Nidec Corp.	24,900	3,058
		33,801
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	24,914	6,064
Machinery - 1.1%
Allison Transmission Holdings, Inc.	417,500	15,669
Rational AG	1,800	1,239
		16,908
Professional Services - 1.5%
IHS Markit Ltd. (a)	259,300	11,430
Robert Half International, Inc.	87,400	4,400
TransUnion Holding Co., Inc. (a)	159,700	7,547
		23,377
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	19,100	1,443

TOTAL INDUSTRIALS		102,108

INFORMATION TECHNOLOGY - 41.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	50,300	3,320
Internet Software & Services - 17.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	123,000	21,243
Alphabet, Inc. Class A (a)	99,652	97,037
CommerceHub, Inc.:
Series A (a)	160,970	3,633
Series C (a)	149,740	3,197
Facebook, Inc. Class A (a)	462,091	78,957
GoDaddy, Inc. (a)	166,700	7,253
NetEase, Inc. ADR	13,700	3,614
Shopify, Inc. Class A (a)	20,500	2,384
Stamps.com, Inc. (a)	123,871	25,102
Tencent Holdings Ltd.	360,100	15,744
VeriSign, Inc. (a)(b)	84,800	9,022
Wix.com Ltd. (a)	44,900	3,226
		270,412
IT Services - 8.4%
Cognizant Technology Solutions Corp. Class A	225,530	16,360
Fidelity National Information Services, Inc.	82,124	7,670
Global Payments, Inc.	236,631	22,487
MasterCard, Inc. Class A	61,300	8,656
PayPal Holdings, Inc. (a)	386,700	24,760
Square, Inc. (a)	568,500	16,378
Vantiv, Inc. (a)	78,700	5,546
Visa, Inc. Class A	250,496	26,362
		128,219
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	37,300	6,386
Broadcom Ltd.	29,200	7,082
Maxim Integrated Products, Inc.	137,805	6,575
Monolithic Power Systems, Inc.	33,618	3,582
Qualcomm, Inc.	202,000	10,472
		34,097
Software - 10.2%
Activision Blizzard, Inc.	139,087	8,973
Adobe Systems, Inc. (a)	198,800	29,657
Autodesk, Inc. (a)	197,200	22,138
Blackbaud, Inc.	20,200	1,774
Computer Modelling Group Ltd.	272,500	2,000
CyberArk Software Ltd. (a)	26,100	1,070
Electronic Arts, Inc. (a)	311,034	36,721
Intuit, Inc.	26,300	3,738
Microsoft Corp.	213,600	15,911
Red Hat, Inc. (a)	75,300	8,348
Salesforce.com, Inc. (a)	211,264	19,736
Snap, Inc. Class A (a)(b)	353,200	5,136
		155,202
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	290,700	44,803

TOTAL INFORMATION TECHNOLOGY		636,053

MATERIALS - 2.1%
Chemicals - 1.1%
Sherwin-Williams Co.	22,100	7,913
The Chemours Co. LLC	167,400	8,472
Umicore SA	12,965	1,072
		17,457
Construction Materials - 1.0%
Eagle Materials, Inc.	111,700	11,918
Summit Materials, Inc.	81,900	2,623
		14,541

TOTAL MATERIALS		31,998

REAL ESTATE - 3.9%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	184,600	25,231
Equinix, Inc.	9,300	4,151
SBA Communications Corp. Class A (a)	26,900	3,875
		33,257
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	778,881	25,664

TOTAL REAL ESTATE		58,921

TOTAL COMMON STOCKS
(Cost $1,095,702)		1,456,567

Preferred Stocks - 0.8%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)	239,736	2
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	48,212	1,111
TOTAL INFORMATION TECHNOLOGY		9,040

TOTAL CONVERTIBLE PREFERRED STOCKS		9,042

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	221,400	3,033
TOTAL PREFERRED STOCKS
(Cost $7,598)		12,075

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 1.09% (e)	61,083,207	61,095
Fidelity Securities Lending Cash Central Fund 1.10% (e)(f)	34,548,568	34,555
TOTAL MONEY MARKET FUNDS
(Cost $95,650)		95,650
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $1,198,950)		1,564,292
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(36,612)
NET ASSETS - 100%		$1,527,680

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,042,000 or 0.6% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$167
Fidelity Securities Lending Cash Central Fund	274
Total	$441

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$191,370	$174,138	$17,230	$2
Consumer Staples	110,769	100,139	10,630	--
Energy	24,344	24,344	--	--
Financials	136,631	135,697	934	--
Health Care	167,408	163,699	3,709	--
Industrials	102,108	102,108	--	--
Information Technology	645,093	620,309	15,744	9,040
Materials	31,998	31,998	--	--
Real Estate	58,921	58,921	--	--
Money Market Funds	95,650	95,650	--	--
Total Investments in Securities:	$1,564,292	$1,507,003	$48,247	$9,042

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017